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                                     UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       Form 13F

                                 Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                --------------

Check here if Amendment __   Amendment Number:

         This Amendment (Check only one.):  ____ is a restatement.

                                            ____ adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    MGA Holdings, L.L.C.
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Address: 1125 South 103rd Street, Suite 250
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         Omaha, Nebraska
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         68124
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Form 13F File Number:   28- 10990
                           ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrea McMahon
         ----------------------------------------

Title:   Treasurer
         ----------------------------------------

Phone:   (402) 393-1300
         ----------------------------------------

Signature, Place, and Date of Signing:

         /s/ Andrea McMahon             Omaha, Nebraska            5/5/06
   -------------------------------  --------------------------   ----------
            [Signature]                  [City, State]             [Date]

Report type (Check only one.):

___ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

_X_ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

___ 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                       Name
     28- 10977                 McCarthy Group Advisors, L.L.C.
         ------------          ---------------------------------------
[Repeat as necessary.]


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                                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       -0-
                                         --------------

Form 13F Information Table Entry Total:  -0-
                                         --------------

Form 13F Information Table Value Total: $-0-
                                        ---------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.            Form 13F File Number            Name

NONE           28-
-----             -----------------            ------------------------------

 [Repeat as necessary.]